Financial debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial debt
Schedule of debt

	As of
	December 31,
(in thousands of euros)	2020	2021	2022
Bank borrowings	9,992	9,984	29,689
Derivatives instruments	—	—	9,876
Other loans and similar borrowings(1)	62	6	316
Lease liabilities	2	130	4,510
Total debt	10,055	10,119	44,390
(1)	Consists of bank overdrafts and accrued interest payable on loans

Schedule of changes in borrowings

(in thousands of euros)
January 1, 2020	114
Subscription of bank borrowings	9,979
Repayment of bank borrowings	(61)
Repayment of lease liabilities	(26)
Early termination of lease contracts	(9)
Capitalized interests	59
Accrued interests	(0)
December 31, 2020	10,055
Subscription of new leases	143
Repayment of bank borrowings	(13)
Repayment of lease liabilities	(15)
Accrued interests	(51)
December 31, 2021	10,119
Subscription of state-guaranteed PGE loan	1,780
Subscription of PPR loan	3,560
Subscription of derivatives instruments (2)	9,469
Subscription of bank borrowings (1) (2)	15,400
New lease contracts	5,109
Repayment of bank borrowings	(1,033)
Repayment of lease liabilities	(735)
Capitalized interests	308
Change in fair value of derivatives instruments (2)	407
Exchange rate change	6
December 31, 2022	44,390

(1)Net proceeds

(2)EIB’s loan and warrants.

Schedule of valuation approach for BSA arrangement

BSA 2022
Grant date	11/28/2022
Expiration date	11/28/2030
Number of BSA issued	2,266,023
Number of shares per BSA	1
Subscription premium price per share (€)	0.01
Exercise price per share (€)	4.02
Valuation method	Longstaff Schwartz

	As of November 28, 2022
	(Grant Date)	As of December 31, 2022
Number of BSA outstanding	2,266,023	2,266,023
Stock price (€)	[4.13]	[4.75]
Maturity (years)	12	11.9
Volatility	68%	68%
Cap of the put option (m€)	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M
Expected dividends	—	—
Fair Value (k€)	9,469	9,876
Unit fair value (€)	4.18	4.36

Schedule of maturity of long-term and short-term debt

December 31, 2020	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	13	9,979	—	—
Other loans and similar borrowings	3	59	—	—
Lease liabilities	2	0	—	—
Total long‑term debt	18	10,037	—	—

December 31, 2021	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	1,244	7,484	1,256	—
Other loans and similar borrowings	—	6	—	—
Lease liabilities	38	92	—	—
Total long‑term debt	1,282	7,582	1,256	—

December 31, 2022	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	4,474	4,999	17,768	2,448
Derivatives	—	—	9,876	—
Other loans and similar borrowings	100	0	216	—
Lease liabilities	1,277	3,233	—	—
Total long‑term debt	5,851	8,232	27,860	2,448